Shareholders' Equity (Tables)	9 Months Ended
Sep. 30, 2019
Shareholders' Equity [Abstract]
Summary Of Stock Option Activity

	Outstanding Options
	Number of Shares	Weighted Average Exercise Price
Balance at January 1, 2019	3,825,083	$0.48
Options granted	210,000	0.28
Options exercised	(67,945)	0.40
Options cancelled/expired	(271,045)	0.37
Balance at September 30, 2019	3,696,093	$0.46
Exercisable, September 30, 2019	3,234,783	$0.47
Vested and expected to vest	3,578,414	$0.47

Summary Of Restricted Stock Activity

	Restricted Shares	Weighted-Average Grant Date Fair Value	Weighted-Average Contractual Life
Non-vested restricted stock at January 1, 2019	253,363	$0.31	9.4
Granted	388,864	0.25	—
Vested	(173,314)	0.37	—
Cancelled/expired	(319,089)	0.26	—
Non-vested restricted stock at September 30, 2019	149,824	$0.26	9.3

Summary Of Stock-Based Compensation Expense

	Three months ended September 30,		Nine months ended September 30,
	2019	2018	2019	2018
Type of awards:
Stock options	$24	$29	$79	$90
Restricted stock	(10)	16	24	38
	$14	$45	$103	$128

Income statement account:
Selling and marketing	$12	14	$37	$43
General and administrative	2	31	66	85
	$14	$45	$103	$128

Summary Of Weighted-Average Assumptions

	Nine months ended September 30,
	2019		2018
Expected dividend yield	—		—
Expected stock price volatility	65.4%		67.0%
Risk-free interest rate	2.6%		2.6%
Expected term (in years)	6.0	years	5.6	years
Weighted-average grant date fair-value	$0.17		$0.23